Label	Element	Value
Accumulated other comprehensive income (loss) [Member]
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	$ 0
Additional paid in capital [Member]
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	12,323,000
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	0
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	7,461,000
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 87,065,000
Common Stock, No par value [Member]
Shares from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	1,758,820
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 1,947,000
Noncontrolling interests not subject to put provisions [Member]
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	7,169,000
Cash contributions from noncontrolling interests	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	(100,852,000)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	124,577,000
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	122,689,000
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	0
Total FMC-AG and Co. KGaA [Member]
Dividends paid	us-gaap_Dividends	(263,244,000)
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	12,323,000
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	0
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	7,461,000
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	89,012,000
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	1,029,445,000
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	780,893,000
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	(178,003,000)
Retained earnings [Member]
Dividends paid	us-gaap_Dividends	(263,244,000)
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	0
Total Equity Domain [Member]
Dividends paid	us-gaap_Dividends	(263,244,000)
Compensation expense related to stock options	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	12,323,000
Changes in fair value of noncontrolling interests	fms_ChangesInFairValueOfNoncontrollingInterests	(5,206,000)
Purchase (sale) of noncontrolling interests	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	14,630,000
Cash contributions from noncontrolling interests	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	(100,852,000)
Proceeds from exercise of options and related tax effects	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	89,012,000
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_OtherComprehensiveIncomeLossNetOfTaxPeriodIncreaseDecreaseLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	1,154,022,000
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	903,582,000
Profit Loss Less Amounts Attributable To Noncontrolling Interests Subject To Put Provisions	fms_ProfitLossLessAmountsAttributableToNoncontrollingInterestsSubjectToPutProvisions	$ (178,003,000)